The breakdown of the balance of this item is as follows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collection and payment services:
Bills	R$ 1,163,616	R$ 1,083,262	R$ 1,143,229
Demand accounts	2,664,586	2,425,416	2,554,559
Cards (Credit and Debit) and Acquiring Services	5,338,649	6,009,780	6,620,708
Checks and other	127,509	138,483	188,249
Orders	695,293	856,723	720,521
Total	9,989,653	10,513,664	11,227,266
Marketing of non-Banking financial products:
Investment funds	731,817	450,940	725,494
Insurance	3,566,596	3,134,723	3,120,471
Capitalization plans	711,351	634,775	829,852
Total	5,009,764	4,220,438	4,675,817
Securities services:
Securities underwriting and placement	935,464	695,978	721,793
Securities trading	318,590	281,686	186,847
Administration and custody	647,054	495,457	401,310
Asset management	987	1,144	2,291
Total	1,902,095	1,474,265	1,312,241
Other:
Foreign exchange	1,512,326	1,450,636	968,270
Financial guarantees	838,790	728,232	650,241
Other fees and commissions	1,135,461	2,219,472	1,558,623
Total	3,486,577	4,398,340	3,177,134
Total	R$ 20,388,089	R$ 20,606,707	R$ 20,392,458